Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Gross trade receivables	£ 803	£ 725
Cost [member] | Contract assets - unbilled [member]
Trade and other receivables [line items]
Trade receivables	86	71
Cost [member] | Within due date and one month past due date [member]
Trade and other receivables [line items]
Trade receivables	554	488
Cost [member] | One to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	57	53
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	24	22
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	12	24
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	8	13
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 62	£ 54